Income Taxes (Details) - Schedule of Movement of Valuation Allowance - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement of Valuation Allowance [Abstract]
Balance as of beginning of the period/year	$ (8,909,692)	$ (5,461,370)
Addition	(3,951,366)	(3,448,322)	$ (2,977,934)
Balance as of end of the period/year	$ (12,861,058)	$ (8,909,692)	$ (5,461,370)